Debts(Table)	12 Months Ended
Dec. 31, 2018
Disclosure Of Detailed Information About Borrowings Abstract [Abstract]
Schedule Of Debt Table Text Block [Text Block]

Details of debts as of December 31, 2017 and 2018, are as follows:

	2017		2018
	(In millions of Korean won)
Borrowings	￦	16,846,072	￦	19,969,328
Repurchase agreements and others		10,676,219		11,954,491
Call money		1,298,637		1,081,015

Total	￦	28,820,928	￦	33,004,834

Schedule Of Details Of Borrowings Table Text Block [Text Block]

Details of borrowings as of December 31, 2017 and 2018, are as follows:

		Lender	Annual interest rate (%)	2017		2018
				(In millions of Korean won)
Borrowings in Korean won	Borrowings from the Bank of Korea	Bank of Korea	0.50~0.75	￦	1,888,880	￦	1,672,714
	Borrowings from the government	SEMAS and others	0.00~3.00		1,726,543		1,745,940
	Borrowings from banks	Shinhan Bank and others	2.99~3.45		36,806		100,100
	Borrowings from non-banking financial institutions	The Korea Development Bank and others	0.22~5.00		1,631,376		1,852,953
	Other borrowings	The Korea Development Bank and others	0.00~5.20		4,409,261		5,033,768

		Sub-total			9,692,866		10,405,475

Borrowings in foreign currencies	Due to banks	Commerzbank AG and Others	—		19,820		13,353
	Borrowings from banks	Central Bank of Uzbekistan and Others	0.00~8.15		5,470,569		7,521,197
	Borrowings from other financial institutions	The Export-Import Bank of Korea and others	3.20~3.94		76,134		18,725
	Other borrowings	Standard Chartered Bank and others	—		1,586,683		2,010,578

		Sub-total			7,153,206		9,563,853

		Total		￦	16,846,072	￦	19,969,328

Schedule Of Repurchase Agreements

The details of repurchase agreements and others as of December 31, 2017 and 2018, are as follows:

	Lenders	Annual interest rate (%)	2017		2018
			(In millions of Korean won)
Repurchase agreements	Individuals, Groups and Corporations	1.19~2.22	￦	10,666,315	￦	11,946,896
Bills sold	Counter sale	0.40~1.00		9,904		7,595

	Total		￦	10,676,219	￦	11,954,491

Schedule Of Details Of Call Money Table Text Block [Text Block]

The details of call money as of December 31, 2017 and 2018, are as follows:

	Lenders	Annual interest rate (%)	2017		2018
			(In millions of Korean won)
Call money in Korean won	Deutsche Bank AG, Seoul and others	1.33~1.75	￦	890,000	￦	718,600
Call money in foreign currencies	Central Bank of Uzbekistan and others	1.20~2.20		408,637		362,415

	Total		￦	1,298,637	￦	1,081,015